GOODWILL AND OTHER INTANGIBLE ASSETS (Details)	9 Months Ended
Sep. 30, 2021 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Beginning balance	$ 0
2021 Acquisitions	15,536,899
Ending balance	15,536,899
2021	12,757
2022	51,028
2023	51,028
2024	51,028
2025	51,028
Thereafter	138,850
Total	$ 355,719